Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of:

	September 30,	December 31,
	2021	2020
Technology, IP and patents	$989,743	$674,240
Hemp processing registration	85,200	85,200
Total	1,074,943	759,440
Accumulated amortization	(372,070)	(236,431)
	$702,873	$523,009

Intangible assets, net, consist of:

	December 31, 2020	December 31, 2019

Video conferencing software acquired by Prosperity in December 2009	$30,000	$30,000

Enterprise and audit software acquired by Prosperity in April 2008	20,000	20,000

Patent costs incurred by WRAP	6,880	6,880

Hemp license and technology	-	1,000,000

CBD technology	482,000	482,000

Platform account contract	131,812	-

Hemp processing use	85,200	-

Other	3,548	3,548

Total	759,440	1,542,428

Accumulated amortization and Impairment	(236,431)	(202,521)

Net	$523,009	$1,339,907

Schedule of Estimated Future Amortization Expense

Amortization expense for the balance of 2021, and for each of the next five years and thereafter is estimated to be as follows:

Three months ended December 31, 2021	$24,278
Fiscal year 2022	97,112
Fiscal year 2023	97,112
Fiscal year 2024	97,112
Fiscal year 2025	86,966
Thereafter	300,293
$702,873
Estimated future amortization expense are as follows:
December 31,	Amount

2021	$120,513
2022	65,591
2023	65,591
2025	65,591
2026	55,449
Thereafter	150,274

Total	$523,009